Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net
Property and equipment, net consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Gross carrying amount
Computer and transmission equipment	91,375,589	96,712,005
Leasehold improvements	29,237,111	24,726,231
Furniture and office equipment	6,339,065	6,370,893
Motor vehicles	410,200	410,200

Total	127,361,965	128,219,329
Less: accumulated depreciation	(88,452,500)	(90,427,641)

Property and equipment, net	38,909,465	37,791,688